Note 16 - Interest Rate Risk Position	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of how entity manages liquidity risk [text block]

16. Interest rate risk position:

The Bank is subject to interest rate risk, which is the risk that a movement in interest rates could negatively impact net interest margin, net interest income and the economic value of assets, liabilities and shareholders’ equity. The following table provides the duration difference between the Bank’s assets and liabilities and the potential after-tax impact of a 100 basis point shift in interest rates on the Bank’s earnings during a 12 month period.

(thousands of Canadian dollars)
	January 31, 2026		October 31, 2025
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$2,229	$(2,468)	$2,582	$(2,824)

Duration difference between assets and liabilities (months)	(2.0)		(0.9)